Debt - Schedule of Commercial Paper (Details) - Commercial paper - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Commercial paper outstanding	$ 112	$ 250
Weighted average commercial paper outstanding	$ 511	$ 580
Weighted average interest rate of commercial paper outstanding	0.27%	0.84%